Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000041880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Class Name	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Trading Symbol	PDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	$25	0.49%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 325,074,334
Holdings Count | Holding	1,862
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$325,074,334
Total number of portfolio holdings	1,862
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Hanwha Aerospace Co. Ltd.	0.46%
Doosan Co. Ltd.	0.32%
Auto1 Group SE	0.28%
IAMGOLD Corp.	0.28%
ASICS Corp.	0.26%
Alamos Gold, Inc., Class A	0.25%
Elbit Systems Ltd.	0.24%
Dassault Aviation S.A.	0.22%
Eldorado Gold Corp.	0.22%
Sumitomo Pharma Co. Ltd.	0.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Hanwha Aerospace Co. Ltd.	0.46%
Doosan Co. Ltd.	0.32%
Auto1 Group SE	0.28%
IAMGOLD Corp.	0.28%
ASICS Corp.	0.26%
Alamos Gold, Inc., Class A	0.25%
Elbit Systems Ltd.	0.24%
Dassault Aviation S.A.	0.22%
Eldorado Gold Corp.	0.22%
Sumitomo Pharma Co. Ltd.	0.21%
* Excluding money market fund holdings, if any.

C000041881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Developed Markets ex-U.S. ETF
Class Name	Invesco RAFI Developed Markets ex-U.S. ETF
Trading Symbol	PXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. ETF, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. ETF	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[2]
Net Assets	$ 1,909,315,468
Holdings Count | Holding	1,139
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,909,315,468
Total number of portfolio holdings	1,139
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Shell PLC	2.06%
Samsung Electronics Co. Ltd.	1.38%
HSBC Holdings PLC	1.10%
TotalEnergies SE	1.08%
Toyota Motor Corp.	1.07%
Roche Holding AG	0.96%
Allianz SE	0.90%
Nestle S.A.	0.86%
Banco Santander S.A.	0.82%
BP PLC	0.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Shell PLC	2.06%
Samsung Electronics Co. Ltd.	1.38%
HSBC Holdings PLC	1.10%
TotalEnergies SE	1.08%
Toyota Motor Corp.	1.07%
Roche Holding AG	0.96%
Allianz SE	0.90%
Nestle S.A.	0.86%
Banco Santander S.A.	0.82%
BP PLC	0.80%
* Excluding money market fund holdings, if any.

C000041883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Emerging Markets ETF
Class Name	Invesco RAFI Emerging Markets ETF
Trading Symbol	PXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco RAFI Emerging Markets ETF (the “Fund”), formerly Invesco FTSE RAFI Emerging Markets ETF, for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Emerging Markets ETF	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[3],[4]
Net Assets	$ 1,236,127,641
Holdings Count | Holding	442
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,236,127,641
Total number of portfolio holdings	442
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	5.32%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.29%
Tencent Holdings Ltd.	3.53%
Petroleo Brasileiro S.A., Preference Shares	2.96%
Industrial & Commercial Bank of China Ltd., H Shares	2.87%
China Construction Bank Corp., H Shares	2.81%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2.47%
Bank of China Ltd., H Shares	2.13%
Vale S.A.	1.89%
Xiaomi Corp., B Shares	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	5.32%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.29%
Tencent Holdings Ltd.	3.53%
Petroleo Brasileiro S.A., Preference Shares	2.96%
Industrial & Commercial Bank of China Ltd., H Shares	2.87%
China Construction Bank Corp., H Shares	2.81%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2.47%
Bank of China Ltd., H Shares	2.13%
Vale S.A.	1.89%
Xiaomi Corp., B Shares	1.59%
* Excluding money market fund holdings, if any.

C000041898 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Water ETF
Class Name	Invesco Global Water ETF
Trading Symbol	PIO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Water ETF	$38	0.75%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[5]
Net Assets	$ 254,823,893
Holdings Count | Holding	41
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$254,823,893
Total number of portfolio holdings	41
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Pentair PLC	7.52%
Roper Technologies, Inc.	7.48%
Ecolab, Inc.	7.29%
Veolia Environnement S.A.	6.27%
Nomura Micro Science Co. Ltd.	5.02%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.85%
Geberit AG	4.64%
American Water Works Co., Inc.	3.96%
Waters Corp.	3.60%
Ebara Corp.	3.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pentair PLC	7.52%
Roper Technologies, Inc.	7.48%
Ecolab, Inc.	7.29%
Veolia Environnement S.A.	6.27%
Nomura Micro Science Co. Ltd.	5.02%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.85%
Geberit AG	4.64%
American Water Works Co., Inc.	3.96%
Waters Corp.	3.60%
Ebara Corp.	3.58%
* Excluding money market fund holdings, if any.

C000041899 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Clean Energy ETF
Class Name	Invesco Global Clean Energy ETF
Trading Symbol	PBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Clean Energy ETF	$35	0.75%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%	[6]
Net Assets	$ 64,809,139
Holdings Count | Holding	111
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$64,809,139
Total number of portfolio holdings	111
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Elia Group S.A./N.V.	1.96%
Innergex Renewable Energy, Inc.	1.87%
Nordex SE	1.53%
Alfen N.V.	1.42%
Grenergy Renovables S.A.	1.39%
SPIE S.A.	1.38%
Acciona S.A.	1.24%
NKT A/S	1.22%
Boralex, Inc., Class A	1.21%
Terna S.p.A.	1.19%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Elia Group S.A./N.V.	1.96%
Innergex Renewable Energy, Inc.	1.87%
Nordex SE	1.53%
Alfen N.V.	1.42%
Grenergy Renovables S.A.	1.39%
SPIE S.A.	1.38%
Acciona S.A.	1.24%
NKT A/S	1.22%
Boralex, Inc., Class A	1.21%
Terna S.p.A.	1.19%
* Excluding money market fund holdings, if any.

C000041900 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Quality ETF
Class Name	Invesco S&P International Developed Quality ETF
Trading Symbol	IDHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Quality ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[7]
Net Assets	$ 408,276,809
Holdings Count | Holding	196
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$408,276,809
Total number of portfolio holdings	196
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Novartis AG	5.50%
Nestle S.A.	5.11%
ASML Holding N.V.	4.50%
Roche Holding AG	3.93%
AstraZeneca PLC	3.06%
Novo Nordisk A/S, Class B	2.88%
Unilever PLC	2.86%
Siemens AG	2.24%
Allianz SE	2.18%
RELX PLC	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novartis AG	5.50%
Nestle S.A.	5.11%
ASML Holding N.V.	4.50%
Roche Holding AG	3.93%
AstraZeneca PLC	3.06%
Novo Nordisk A/S, Class B	2.88%
Unilever PLC	2.86%
Siemens AG	2.24%
Allianz SE	2.18%
RELX PLC	1.91%
* Excluding money market fund holdings, if any.

C000053050 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Sovereign Debt ETF
Class Name	Invesco Emerging Markets Sovereign Debt ETF
Trading Symbol	PCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Sovereign Debt ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
Net Assets	$ 1,167,409,108
Holdings Count | Holding	98
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,167,409,108
Total number of portfolio holdings	98
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Pakistan Government International Bond, 7.38%, 04/08/2031	1.39%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.33%
Serbia International Bond, 2.13%, 12/01/2030	1.10%
Guatemala Government Bond, 6.55%, 02/06/2037	1.08%
Philippine Government International Bond, 3.20%, 07/06/2046	1.08%
Republic of Uzbekistan International Bond, 3.70%, 11/25/2030	1.08%
Panama Government International Bond, 6.40%, 02/14/2035	1.08%
Brazilian Government International Bond, 5.63%, 02/21/2047	1.07%
China Government International Bond, 4.00%, 10/19/2048	1.07%
Jordan Government International Bond, 7.50%, 01/13/2029	1.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pakistan Government International Bond, 7.38%, 04/08/2031	1.39%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.33%
Serbia International Bond, 2.13%, 12/01/2030	1.10%
Guatemala Government Bond, 6.55%, 02/06/2037	1.08%
Philippine Government International Bond, 3.20%, 07/06/2046	1.08%
Republic of Uzbekistan International Bond, 3.70%, 11/25/2030	1.08%
Panama Government International Bond, 6.40%, 02/14/2035	1.08%
Brazilian Government International Bond, 5.63%, 02/21/2047	1.07%
China Government International Bond, 4.00%, 10/19/2048	1.07%
Jordan Government International Bond, 7.50%, 01/13/2029	1.07%
* Excluding money market fund holdings, if any.

C000053052 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Corporate Bond ETF
Class Name	Invesco International Corporate Bond ETF
Trading Symbol	PICB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Corporate Bond ETF	$26	0.50%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[9]
Net Assets	$ 143,586,223
Holdings Count | Holding	574
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$143,586,223
Total number of portfolio holdings	574
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Electricite de France S.A., 6.13%, 06/02/2034	0.62%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.62%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.55%
Royal Bank of Canada, 4.63%, 05/01/2028	0.55%
Bank of Montreal, 4.71%, 12/07/2027	0.55%
Bank of Montreal, 4.31%, 06/01/2027	0.54%
Electricite de France S.A., 5.50%, 10/17/2041	0.50%
Enel Finance International N.V., 5.75%, 09/14/2040	0.50%
Barclays PLC, 3.25%, 02/12/2027	0.50%
Electricite de France S.A., 6.00%, 01/23/2114	0.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Electricite de France S.A., 6.13%, 06/02/2034	0.62%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.62%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.55%
Royal Bank of Canada, 4.63%, 05/01/2028	0.55%
Bank of Montreal, 4.71%, 12/07/2027	0.55%
Bank of Montreal, 4.31%, 06/01/2027	0.54%
Electricite de France S.A., 5.50%, 10/17/2041	0.50%
Enel Finance International N.V., 5.75%, 09/14/2040	0.50%
Barclays PLC, 3.25%, 02/12/2027	0.50%
Electricite de France S.A., 6.00%, 01/23/2114	0.49%
* Excluding money market fund holdings, if any.

C000057374 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Class Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Trading Symbol	PIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Developed Markets Momentum ETF	$42	0.80%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[10]
Net Assets	$ 265,207,031
Holdings Count | Holding	102
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$265,207,031
Total number of portfolio holdings	102
Portfolio turnover rate	60%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Constellation Software, Inc.	3.16%
Flughafen Zureich AG	2.92%
Rheinmetall AG	2.86%
Hanwha Aerospace Co. Ltd.	2.84%
Dollarama, Inc.	2.70%
Halma PLC	2.58%
Singapore Exchange Ltd.	2.47%
Mizrahi Tefahot Bank Ltd.	2.30%
Schindler Holding AG, PC	2.21%
Kongsberg Gruppen ASA	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Constellation Software, Inc.	3.16%
Flughafen Zureich AG	2.92%
Rheinmetall AG	2.86%
Hanwha Aerospace Co. Ltd.	2.84%
Dollarama, Inc.	2.70%
Halma PLC	2.58%
Singapore Exchange Ltd.	2.47%
Mizrahi Tefahot Bank Ltd.	2.30%
Schindler Holding AG, PC	2.21%
Kongsberg Gruppen ASA	1.86%
* Excluding money market fund holdings, if any.

C000057375 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Class Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Trading Symbol	PIE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Emerging Markets Momentum ETF	$43	0.90%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[11]
Net Assets	$ 84,760,497
Holdings Count | Holding	103
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$84,760,497
Total number of portfolio holdings	103
Portfolio turnover rate	97%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Pop Mart International Group Ltd.	3.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.81%
Topco Scientific Co. Ltd.	2.66%
L&K Engineering Co. Ltd.	2.60%
Gentera S.A.B. de C.V.	2.57%
Sinbon Electronics Co. Ltd.	2.56%
Advancetek Enterprise Co. Ltd.	2.51%
Qualitas Controladora S.A.B. de C.V.	2.36%
Fortress REIT Ltd.	2.35%
QL Resources Bhd.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pop Mart International Group Ltd.	3.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.81%
Topco Scientific Co. Ltd.	2.66%
L&K Engineering Co. Ltd.	2.60%
Gentera S.A.B. de C.V.	2.57%
Sinbon Electronics Co. Ltd.	2.56%
Advancetek Enterprise Co. Ltd.	2.51%
Qualitas Controladora S.A.B. de C.V.	2.36%
Fortress REIT Ltd.	2.35%
QL Resources Bhd.	2.27%
* Excluding money market fund holdings, if any.

C000106969 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Momentum ETF
Class Name	Invesco S&P International Developed Momentum ETF
Trading Symbol	IDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Momentum ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[12]
Net Assets	$ 682,847,331
Holdings Count | Holding	192
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund?
Fund net assets	$682,847,331
Total number of portfolio holdings	192
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SAP SE	5.63%
Royal Bank of Canada	3.11%
HSBC Holdings PLC	3.06%
Deutsche Telekom AG	2.50%
Commonwealth Bank of Australia	2.49%
Allianz SE	2.36%
Spotify Technology S.A.	2.24%
Enbridge, Inc.	2.00%
Rheinmetall AG	1.74%
Rolls-Royce Holdings PLC	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SAP SE	5.63%
Royal Bank of Canada	3.11%
HSBC Holdings PLC	3.06%
Deutsche Telekom AG	2.50%
Commonwealth Bank of Australia	2.49%
Allianz SE	2.36%
Spotify Technology S.A.	2.24%
Enbridge, Inc.	2.00%
Rheinmetall AG	1.74%
Rolls-Royce Holdings PLC	1.73%
* Excluding money market fund holdings, if any.

C000106970 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Low Volatility ETF
Class Name	Invesco S&P International Developed Low Volatility ETF
Trading Symbol	IDLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[13]
Net Assets	$ 275,305,242
Holdings Count | Holding	203
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$275,305,242
Total number of portfolio holdings	203
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Koninklijke KPN N.V.	0.71%
Hydro One Ltd.	0.70%
Danone S.A.	0.68%
Coles Group Ltd.	0.67%
Fortis, Inc.	0.66%
Metro, Inc.	0.65%
Groupe Bruxelles Lambert N.V.	0.65%
Washington H Soul Pattinson & Co. Ltd.	0.64%
Swisscom AG	0.64%
Loblaw Cos. Ltd.	0.63%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Koninklijke KPN N.V.	0.71%
Hydro One Ltd.	0.70%
Danone S.A.	0.68%
Coles Group Ltd.	0.67%
Fortis, Inc.	0.66%
Metro, Inc.	0.65%
Groupe Bruxelles Lambert N.V.	0.65%
Washington H Soul Pattinson & Co. Ltd.	0.64%
Swisscom AG	0.64%
Loblaw Cos. Ltd.	0.63%
* Excluding money market fund holdings, if any.

C000106971 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Momentum ETF
Class Name	Invesco S&P Emerging Markets Momentum ETF
Trading Symbol	EEMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Momentum ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[14]
Net Assets	$ 12,052,619
Holdings Count | Holding	239
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$12,052,619
Total number of portfolio holdings	239
Portfolio turnover rate	66%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.03%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.11%
Xiaomi Corp., B Shares	6.08%
Meituan, B Shares	4.48%
China Construction Bank Corp., H Shares	3.51%
Industrial & Commercial Bank of China Ltd., H Shares	2.27%
Bharti Airtel Ltd.	2.20%
Hon Hai Precision Industry Co. Ltd.	2.18%
Bank of China Ltd., H Shares	2.13%
MediaTek, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.03%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.11%
Xiaomi Corp., B Shares	6.08%
Meituan, B Shares	4.48%
China Construction Bank Corp., H Shares	3.51%
Industrial & Commercial Bank of China Ltd., H Shares	2.27%
Bharti Airtel Ltd.	2.20%
Hon Hai Precision Industry Co. Ltd.	2.18%
Bank of China Ltd., H Shares	2.13%
MediaTek, Inc.	2.07%
* Excluding money market fund holdings, if any.

C000106972 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Low Volatility ETF
Class Name	Invesco S&P Emerging Markets Low Volatility ETF
Trading Symbol	EELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Low Volatility ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[15]
Net Assets	$ 372,882,155
Holdings Count | Holding	205
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$372,882,155
Total number of portfolio holdings	205
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Kuwait Finance House K.S.C.P.	1.04%
Tisco Financial Group PCL, NVDR	0.96%
Chunghwa Telecom Co. Ltd.	0.93%
Saudi Arabian Oil Co.	0.87%
Chang Hwa Commercial Bank Ltd.	0.87%
Malayan Banking Bhd.	0.85%
Hong Leong Bank Bhd.	0.82%
Borouge PLC	0.80%
Taiwan High Speed Rail Corp.	0.79%
Taiwan Cooperative Financial Holding Co. Ltd.	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kuwait Finance House K.S.C.P.	1.04%
Tisco Financial Group PCL, NVDR	0.96%
Chunghwa Telecom Co. Ltd.	0.93%
Saudi Arabian Oil Co.	0.87%
Chang Hwa Commercial Bank Ltd.	0.87%
Malayan Banking Bhd.	0.85%
Hong Leong Bank Bhd.	0.82%
Borouge PLC	0.80%
Taiwan High Speed Rail Corp.	0.79%
Taiwan Cooperative Financial Holding Co. Ltd.	0.78%
* Excluding money market fund holdings, if any.

C000126877 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global ex-US High Yield Corporate Bond ETF
Class Name	Invesco Global ex-US High Yield Corporate Bond ETF
Trading Symbol	PGHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global ex-US High Yield Corporate Bond ETF	$17	0.35%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[16]
Net Assets	$ 153,931,060
Holdings Count | Holding	560
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$153,931,060
Total number of portfolio holdings	560
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%	1.44%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	0.96%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.69%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/01/2026	0.66%
Bank of Communications Co. Ltd., 3.80%	0.55%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.54%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.52%
Vodafone Group PLC, 7.00%, 04/04/2079	0.52%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.49%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%	1.44%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	0.96%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.69%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/01/2026	0.66%
Bank of Communications Co. Ltd., 3.80%	0.55%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.54%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.52%
Vodafone Group PLC, 7.00%, 04/04/2079	0.52%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.49%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.48%
* Excluding money market fund holdings, if any.

C000135815 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International BuyBack AchieversTM ETF
Class Name	Invesco International BuyBack AchieversTM ETF
Trading Symbol	IPKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International BuyBack AchieversTM ETF	$29	0.55%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[17]
Net Assets	$ 161,903,872
Holdings Count | Holding	128
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$161,903,872
Total number of portfolio holdings	128
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SAP SE	5.57%
UniCredit S.p.A.	5.26%
Prosus N.V.	5.13%
HSBC Holdings PLC	4.96%
Alibaba Group Holding Ltd.	4.55%
Shell PLC	4.45%
TotalEnergies SE	4.44%
BP PLC	4.12%
BAE Systems PLC	2.89%
NatWest Group PLC	2.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SAP SE	5.57%
UniCredit S.p.A.	5.26%
Prosus N.V.	5.13%
HSBC Holdings PLC	4.96%
Alibaba Group Holding Ltd.	4.55%
Shell PLC	4.45%
TotalEnergies SE	4.44%
BP PLC	4.12%
BAE Systems PLC	2.89%
NatWest Group PLC	2.77%
* Excluding money market fund holdings, if any.

C000192793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco 0-5 Yr US TIPS ETF
Class Name	Invesco 0-5 Yr US TIPS ETF
Trading Symbol	PBTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco 0-5 Yr US TIPS ETF	$4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[18]
Net Assets	$ 56,537,993
Holdings Count | Holding	27
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$56,537,993
Total number of portfolio holdings	27
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	5.08%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2025	4.96%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.52%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.45%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.40%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.33%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.33%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.32%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2027	4.30%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.29%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	5.08%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2025	4.96%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.52%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.45%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.40%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.33%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.33%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.32%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2027	4.30%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.29%
* Excluding money market fund holdings, if any.

C000197634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Timber ETF
Class Name	Invesco MSCI Global Timber ETF
Trading Symbol	CUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Timber ETF	$35	0.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.74%	[19],[20]
Net Assets	$ 45,942,370
Holdings Count | Holding	66
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$45,942,370
Total number of portfolio holdings	66
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Amcor PLC	7.89%
Avery Dennison Corp.	5.14%
Svenska Cellulosa AB S.C.A., Class B	4.85%
Packaging Corp. of America	4.83%
Weyerhaeuser Co.	4.81%
UPM-Kymmene OYJ	4.73%
Graphic Packaging Holding Co.	4.68%
International Paper Co.	4.40%
Smurfit WestRock PLC	4.19%
Mondi PLC	4.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amcor PLC	7.89%
Avery Dennison Corp.	5.14%
Svenska Cellulosa AB S.C.A., Class B	4.85%
Packaging Corp. of America	4.83%
Weyerhaeuser Co.	4.81%
UPM-Kymmene OYJ	4.73%
Graphic Packaging Holding Co.	4.68%
International Paper Co.	4.40%
Smurfit WestRock PLC	4.19%
Mondi PLC	4.14%
* Excluding money market fund holdings, if any.

C000197635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Global Water Index ETF
Class Name	Invesco S&P Global Water Index ETF
Trading Symbol	CGW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Global Water Index ETF	$30	0.59%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[21]
Net Assets	$ 934,826,168
Holdings Count | Holding	65
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$934,826,168
Total number of portfolio holdings	65
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Xylem, Inc.	7.84%
American Water Works Co., Inc.	7.60%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5.92%
Veralto Corp.	5.67%
Severn Trent PLC	5.21%
United Utilities Group PLC	5.10%
Veolia Environnement S.A.	4.21%
Essential Utilities, Inc.	3.97%
Geberit AG	3.97%
Ecolab, Inc.	3.80%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Xylem, Inc.	7.84%
American Water Works Co., Inc.	7.60%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5.92%
Veralto Corp.	5.67%
Severn Trent PLC	5.21%
United Utilities Group PLC	5.10%
Veolia Environnement S.A.	4.21%
Essential Utilities, Inc.	3.97%
Geberit AG	3.97%
Ecolab, Inc.	3.80%
* Excluding money market fund holdings, if any.

C000197644 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco China Technology ETF
Class Name	Invesco China Technology ETF
Trading Symbol	CQQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco China Technology ETF	$33	0.65%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[22]
Net Assets	$ 949,241,947
Holdings Count | Holding	156
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$949,241,947
Total number of portfolio holdings	156
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	10.53%
PDD Holdings, Inc., ADR	7.95%
Meituan, B Shares	7.70%
Baidu, Inc., A Shares	7.55%
Kuaishou Technology	5.47%
Sunny Optical Technology Group Co. Ltd.	3.59%
Bilibili, Inc., Z Shares	3.27%
Kingdee International Software Group Co. Ltd.	3.23%
SenseTime Group, Inc., B Shares	3.22%
Kingsoft Corp. Ltd.	2.68%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	10.53%
PDD Holdings, Inc., ADR	7.95%
Meituan, B Shares	7.70%
Baidu, Inc., A Shares	7.55%
Kuaishou Technology	5.47%
Sunny Optical Technology Group Co. Ltd.	3.59%
Bilibili, Inc., Z Shares	3.27%
Kingdee International Software Group Co. Ltd.	3.23%
SenseTime Group, Inc., B Shares	3.22%
Kingsoft Corp. Ltd.	2.68%
* Excluding money market fund holdings, if any.

C000226858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Green Building ETF
Class Name	Invesco MSCI Green Building ETF
Trading Symbol	GBLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Green Building ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Green Building ETF	$19	0.39%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[23]
Net Assets	$ 4,953,697
Holdings Count | Holding	97
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$4,953,697
Total number of portfolio holdings	97
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alexandria Real Estate Equities, Inc.	4.49%
Swiss Prime Site AG	4.31%
Unibail-Rodamco-Westfield	4.05%
CapitaLand Integrated Commercial Trust	3.78%
BXP, Inc.	3.77%
Klepierre S.A.	3.11%
CapitaLand Ascendas REIT	3.00%
Nippon Building Fund, Inc.	2.78%
Vicinity Ltd.	2.30%
Vornado Realty Trust	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alexandria Real Estate Equities, Inc.	4.49%
Swiss Prime Site AG	4.31%
Unibail-Rodamco-Westfield	4.05%
CapitaLand Integrated Commercial Trust	3.78%
BXP, Inc.	3.77%
Klepierre S.A.	3.11%
CapitaLand Ascendas REIT	3.00%
Nippon Building Fund, Inc.	2.78%
Vicinity Ltd.	2.30%
Vornado Realty Trust	2.25%
* Excluding money market fund holdings, if any.

C000229461 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Class Name	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Trading Symbol	BLKC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$31	0.60%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[24]
Net Assets	$ 2,927,790
Holdings Count | Holding	75
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,927,790
Total number of portfolio holdings	75
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.14%
Fidelity Wise Origin Bitcoin Fund	2.83%
Grayscale Bitcoin Trust ETF	2.35%
Sol Strategies, Inc.	1.89%
Galaxy Digital Holdings Ltd., Class H	1.76%
MicroStrategy, Inc., Class A	1.60%
Bitfarms Ltd.	1.47%
Cipher Mining, Inc.	1.46%
Bitdeer Technologies Group	1.43%
Terawulf, Inc.	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.14%
Fidelity Wise Origin Bitcoin Fund	2.83%
Grayscale Bitcoin Trust ETF	2.35%
Sol Strategies, Inc.	1.89%
Galaxy Digital Holdings Ltd., Class H	1.76%
MicroStrategy, Inc., Class A	1.60%
Bitfarms Ltd.	1.47%
Cipher Mining, Inc.	1.46%
Bitdeer Technologies Group	1.43%
Terawulf, Inc.	1.41%
* Excluding money market fund holdings, if any.

C000229462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Alerian Galaxy Crypto Economy ETF
Class Name	Invesco Alerian Galaxy Crypto Economy ETF
Trading Symbol	SATO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Alerian Galaxy Crypto Economy ETF	$30	0.60%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[25]
Net Assets	$ 9,022,878
Holdings Count | Holding	54
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,022,878
Total number of portfolio holdings	54
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	7.94%
Sol Strategies, Inc.	3.57%
Galaxy Digital Holdings Ltd., Class H	3.34%
MicroStrategy, Inc., Class A	3.01%
Bitfarms Ltd.	2.79%
Cipher Mining, Inc.	2.77%
Fidelity Wise Origin Bitcoin Fund	2.75%
Bitdeer Technologies Group	2.71%
Terawulf, Inc.	2.68%
Boyaa Interactive International Ltd.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	7.94%
Sol Strategies, Inc.	3.57%
Galaxy Digital Holdings Ltd., Class H	3.34%
MicroStrategy, Inc., Class A	3.01%
Bitfarms Ltd.	2.79%
Cipher Mining, Inc.	2.77%
Fidelity Wise Origin Bitcoin Fund	2.75%
Bitdeer Technologies Group	2.71%
Terawulf, Inc.	2.68%
Boyaa Interactive International Ltd.	2.66%
* Excluding money market fund holdings, if any.

C000250890 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Climate 500 ETF
Class Name	Invesco MSCI Global Climate 500 ETF
Trading Symbol	KLMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Climate 500 ETF	$5	0.10%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[26]
Net Assets	$ 1,173,614,406
Holdings Count | Holding	503
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,173,614,406
Total number of portfolio holdings	503
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.29%
Microsoft Corp.	3.72%
NVIDIA Corp.	3.53%
Amazon.com, Inc.	2.31%
Meta Platforms, Inc., Class A	1.61%
Alphabet, Inc., Class A	1.47%
Broadcom, Inc.	1.15%
Tesla, Inc.	1.08%
Eli Lilly and Co.	0.98%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	4.29%
Microsoft Corp.	3.72%
NVIDIA Corp.	3.53%
Amazon.com, Inc.	2.31%
Meta Platforms, Inc., Class A	1.61%
Alphabet, Inc., Class A	1.47%
Broadcom, Inc.	1.15%
Tesla, Inc.	1.08%
Eli Lilly and Co.	0.98%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.95%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
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[10]	Annualized.
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[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.